Stock Based Compensation Plans: (Details 3)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Stock Based Compensation Plans Details 3 [Abstract]
Risk free interest rate	0.66%	0.53%
Expected term	2 years	2 years
Expected volatility	38.00%	38.00%
Dividend yield	0.00%	0.00%